Impairment charges net of reversals - Summary of impairment charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	$ (936)	$ (52)		$ (269)
Impairment charges, taxation	499
Impairment charges, non-controlling interest	(215)	0		0
Total impairment charges net of reversals in the income statement	(652)	(52)		(197)
Net impairment (charges)/reversals of consolidated balances	(936)	150	[1]	(269)	[1]
Impairment (charges) related to EAUs (pre-tax)	0	(202)		0
Total impairment charges net of reversals	(936)	(52)		(269)
Taxation (including related to EAUs)	499	0		72
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	231	150		0
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	(1,167)	0		(269)
Investment in equity accounted units (EAUs)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	0	(202)		0
Aluminium | Alumina Refineries
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	(1,175)	0		0
Impairment charges, taxation	347
Impairment charges, non-controlling interest	0
Total impairment charges net of reversals in the income statement	(828)
Net impairment (charges)/reversals of consolidated balances	(1,175)
Aluminium | Pacific Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	0	(202)		0
Impairment charges, taxation	0
Impairment charges, non-controlling interest	0
Total impairment charges net of reversals in the income statement	0
Aluminium | Kitimat
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	0	0		(269)
Impairment charges, taxation	0
Impairment charges, non-controlling interest	0
Total impairment charges net of reversals in the income statement	0
Other operations | Simandou
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	239	0		0
Impairment charges, taxation	152
Impairment charges, non-controlling interest	(215)
Total impairment charges net of reversals in the income statement	176
Other operations | Roughrider
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, pre-tax amount	0	$ 150		$ 0
Impairment charges, taxation	0
Impairment charges, non-controlling interest	0
Total impairment charges net of reversals in the income statement	$ 0

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.